Cash, cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of cash, cash equivalents and restricted cash	Cash, cash equivalents and restricted cash at the end of the reporting period as shown in the consolidated statement of cash flows can be reconciled to the related items in the consolidated statements of financial position as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

Cash and cash equivalents	$336,881,470	$183,993,091	$501,093,921
Current restricted cash	19,813	127,803	72,215
	336,901,283	184,120,894	501,166,136

Non-current restricted cash	735,312	735,312	735,312

Total	$337,636,595	$184,856,206	$501,901,448